Financial instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments

13	Financial instruments

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or the Company has transferred substantially all the risks and rewards of ownership. Financial assets at fair value through profit or loss and at fair value through other comprehensive income are subsequently carried at fair value. Financial assets at amortized costs are subsequently measured using the effective interest rate method.

Equity instruments may be irrevocably elected on their initial recognition for their fair value changes to be presented in other comprehensive income instead of in the income statement. Since the objective of the Company’s equity instruments is to buy more participation in a project and not sell the investment, they have been classified as fair value through other comprehensive income.

Then, the Company classifies its financial assets and liabilities under the following categories: amortized cost, fair value through profit or loss and fair value through other comprehensive income.

(i)	Amortized cost

Financial assets measured at amortized cost are assets held within a business model whose objective is to hold financial assets to collect contractual cash flows and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

Financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss such as derivatives and some specific loans and financings.

(ii)	Fair value through profit or loss

Financial assets measured at fair value through profit or loss are assets which an entity manages with the objective of realizing cash flows through the sale of such assets and financial assets that do not give rise to cash flows that are SPPI on the principal amount outstanding.

Financial liabilities measured at fair value through profit or loss are liabilities which are not measured at amortized cost, such as derivatives and loans and financings where the fair value option is adopted to eliminate an accounting mismatch that would arise if amortized cost were used. For these loans and financings, the fair value variation related to the Company’s own credit risk is recorded in the OCI.

(iii)	Fair value through other comprehensive income

Financial assets measured at fair value through other comprehensive income are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding. Investments in equity instruments are measured at fair value through other comprehensive income as mentioned before.

(a)	Breakdown by category

The Company’s financial assets and liabilities are classified as follows:

					2025
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15 (a)	515,871	-	-	515,871
Financial investments		5,687	-	-	5,687
Other financial instruments	16 (a)	-	36,767	-	36,767
Trade accounts receivables (iii)	17 (a)	35,973	192,615	-	228,588
Investments in equity instruments	14 (c)	-	-	5,219	5,219
		557,531	229,382	5,219	792,132
Liabilities per balance sheet
Loans and financings	24 (a)	1,614,386	91,598	-	1,705,984
Lease liabilities	23 (b)	121,134	-	-	121,134
Other financial instruments	16 (a)	-	103,893	-	103,893
Trade payables	25 (a)	500,025	-	-	500,025
Confirming payables	26 (a)	415,388	-	-	415,388
Dividends payable		26,918	-	-	26,918
Use of public assets (ii)		18,808	-	-	18,808
Related parties (ii)	20 (a)	4,695	-	-	4,695
		2,701,354	195,491	-	2,896,845

					2024
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15 (a)	620,537	-	-	620,537
Financial investments		19,693	-	-	19,693
Other financial instruments	16 (a)	-	5,282	-	5,282
Trade accounts receivables (iii)	17 (a)	39,008	101,785	-	140,793
Investments in equity instruments	14 (c)	-	-	5,093	5,093
Related parties (i)	20 (a)	1,546	-	-	1,546
		680,784	107,067	5,093	792,944
Liabilities per balance sheet
Loans and financings	24 (a)	1,670,313	92,320	-	1,762,633
Lease liabilities	23 (b)	95,899	-	-	95,899
Other financial instruments	16 (a)	-	37,134	-	37,134
Trade payables	25 (a)	443,288	-	-	443,288
Confirming payables	26 (a)	268,175	-	-	268,175
Dividends payable		3,707	-	-	3,707
Use of public assets (ii)		18,047	-	-	18,047
Related parties (ii)	20 (a)	4,085	-	-	4,085
		2,503,514	129,454	-	2,632,968

(i) Classified as “Other assets” in the consolidated balance sheet.

(ii) Classified as “Other liabilities” in the consolidated balance sheet.

(iii) Fair value through profit or loss amounts, relates mainly to amounts included in a forfaiting program and sales that are subsequently adjusted to changes in LME prices.